UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York           September 10, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    86

Form 13F Information Table Value Total:    $646,745
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.    028-12749               Valinor Capital Partners, L.P.

2.    028-13290               Valinor Capital Partners Offshore Master Fund, LP
----  ----------------        -------------------------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009


COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6       COL 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL DISCRETION      MGRS   SOLE      SHARED NONE
--------------                  --------        -----      --------  -------   --- ---- ----------      ----   ----      ------ ----
ACTIVISION BLIZZARD INC         COM             00507V109   1,818      143,980 SH       SHARED-DEFINED  1        143,980  0      0
ACTIVISION BLIZZARD INC         COM             00507V109   2,661      210,712 SH       SHARED-DEFINED  2        210,712  0      0
ALLEGHENY ENERGY INC            COM             017361106   6,163      240,263 SH       SHARED-DEFINED  1        240,263  0      0
ALLEGHENY ENERGY INC            COM             017361106   9,835      383,437 SH       SHARED-DEFINED  2        383,437  0      0
ALLERGAN INC                    COM             018490102   3,535       74,291 SH       SHARED-DEFINED  1         74,291  0      0
ALLERGAN INC                    COM             018490102   5,641      118,559 SH       SHARED-DEFINED  2        118,559  0      0
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105   6,097      157,451 SH       SHARED-DEFINED  1        157,451  0      0
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105   9,729      251,271 SH       SHARED-DEFINED  2        251,271  0      0
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106   4,027      284,198 SH       SHARED-DEFINED  1        284,198  0      0
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106   5,894      415,917 SH       SHARED-DEFINED  2        415,917  0      0
AMERICAN TOWER CORP             CL A            029912201  14,162      449,163 SH       SHARED-DEFINED  1        449,163  0      0
AMERICAN TOWER CORP             CL A            029912201  21,491      681,598 SH       SHARED-DEFINED  2        681,598  0      0
AMERICAN WTR WKS CO INC NEW     COM             030420103   9,054      473,809 SH       SHARED-DEFINED  1        473,809  0      0
AMERICAN WTR WKS CO INC NEW     COM             030420103  14,450      756,152 SH       SHARED-DEFINED  2        756,152  0      0
BALLY TECHNOLOGIES INC          COM             05874B107   4,090      136,705 SH       SHARED-DEFINED  1        136,705  0      0
BALLY TECHNOLOGIES INC          COM             05874B107   6,616      221,114 SH       SHARED-DEFINED  2        221,114  0      0
BANK OF AMERICA CORPORATION     COM             060505104   9,074      687,402 SH       SHARED-DEFINED  1        687,402  0      0
BANK OF AMERICA CORPORATION     COM             060505104  13,768    1,042,998 SH       SHARED-DEFINED  2      1,042,998  0      0
BRINKS HOME SEC HLDGS INC       COM             109699108   5,677      200,539 SH       SHARED-DEFINED  1        200,539  0      0
BRINKS HOME SEC HLDGS INC       COM             109699108   8,309      293,484 SH       SHARED-DEFINED  2        293,484  0      0
COLDWATER CREEK INC             COM             193068103   1,293      211,991 SH       SHARED-DEFINED  1        211,991  0      0
COLDWATER CREEK INC             COM             193068103   2,064      338,316 SH       SHARED-DEFINED  2        338,316  0      0
COVANTA HLDG CORP               COM             22282E102  11,963      705,392 SH       SHARED-DEFINED  1        705,392  0      0
COVANTA HLDG CORP               COM             22282E102  19,091    1,125,635 SH       SHARED-DEFINED  2      1,125,635  0      0
COVIDIEN PLC                    SHS             G2554F105   9,881      263,927 SH       SHARED-DEFINED  1        263,927  0      0
COVIDIEN PLC                    SHS             G2554F105  14,996      400,545 SH       SHARED-DEFINED  2        400,545  0      0
DR PEPPER SNAPPLE GROUP INC     COM             26138E109   6,819      321,821 SH       SHARED-DEFINED  1        321,821  0      0
DR PEPPER SNAPPLE GROUP INC     COM             26138E109   9,980      470,979 SH       SHARED-DEFINED  2        470,979  0      0
DSW INC                         CL A            23334L102   5,747      583,402 SH       SHARED-DEFINED  1        583,402  0      0
DSW INC                         CL A            23334L102   8,473      860,198 SH       SHARED-DEFINED  2        860,198  0      0
ECLIPSYS CORP                   COM             278856109     931       52,356 SH       SHARED-DEFINED  1         52,356  0      0
ECLIPSYS CORP                   COM             278856109   1,505       84,644 SH       SHARED-DEFINED  2         84,644  0      0
ELECTRONIC ARTS INC             COM             285512109   2,402      110,610 SH       SHARED-DEFINED  1        110,610  0      0
ELECTRONIC ARTS INC             COM             285512109   3,678      169,342 SH       SHARED-DEFINED  2        169,342  0      0
ERICSSON L M TEL CO             ADR B SEK 10    294821608   5,033      514,578 SH       SHARED-DEFINED  1        514,578  0      0
ERICSSON L M TEL CO             ADR B SEK 10    294821608   7,365      753,073 SH       SHARED-DEFINED  2        753,073  0      0
FIDELITY NATL INFORMATION SV    COM             31620M106   4,980      249,488 SH       SHARED-DEFINED  1        249,488  0      0
FIDELITY NATL INFORMATION SV    COM             31620M106   7,564      378,981 SH       SHARED-DEFINED  2        378,981  0      0
GOLDMAN SACHS GROUP INC         COM             38141G104   2,692       18,257 SH       SHARED-DEFINED  1         18,257  0      0
GOLDMAN SACHS GROUP INC         COM             38141G104   4,297       29,143 SH       SHARED-DEFINED  2         29,143  0      0
GOOGLE INC                      CL A            38259P508   4,292       10,180 SH       SHARED-DEFINED  1         10,180  0      0
GOOGLE INC                      CL A            38259P508   6,849       16,245 SH       SHARED-DEFINED  2         16,245  0      0
GYMBOREE CORP                   COM             403777105   9,748      274,747 SH       SHARED-DEFINED  1        274,747  0      0
GYMBOREE CORP                   COM             403777105  14,266      402,085 SH       SHARED-DEFINED  2        402,085  0      0
HANSEN NAT CORP                 COM             411310105   4,342      140,695 SH       SHARED-DEFINED  1        140,695  0      0
HANSEN NAT CORP                 COM             411310105   6,354      205,905 SH       SHARED-DEFINED  2        205,905  0      0
HUNTSMAN CORP                   COM             447011107   1,758      349,412 SH       SHARED-DEFINED  1        349,412  0      0
HUNTSMAN CORP                   COM             447011107   2,841      564,888 SH       SHARED-DEFINED  2        564,888  0      0
IAC INTERACTIVECORP             COM PAR $.001   44919P508   8,344      519,897 SH       SHARED-DEFINED  1        519,897  0      0
IAC INTERACTIVECORP             COM PAR $.001   44919P508  12,212      760,858 SH       SHARED-DEFINED  2        760,858  0      0
ICONIX BRAND GROUP INC          COM             451055107   6,311      410,326 SH       SHARED-DEFINED  1        410,326  0      0
ICONIX BRAND GROUP INC          COM             451055107   9,575      622,592 SH       SHARED-DEFINED  2        622,592  0      0
JARDEN CORP                     COM             471109108   1,983      105,785 SH       SHARED-DEFINED  1        105,785  0      0
JARDEN CORP                     COM             471109108   2,903      154,815 SH       SHARED-DEFINED  2        154,815  0      0
JAZZ PHARMACEUTICALS INC        COM             472147107     905      244,519 SH       SHARED-DEFINED  1        244,519  0      0
JAZZ PHARMACEUTICALS INC        COM             472147107   1,384      373,926 SH       SHARED-DEFINED  2        373,926  0      0
LENDER PROCESSING SVCS INC      COM             52602E102  12,089      435,332 SH       SHARED-DEFINED  1        435,332  0      0
LENDER PROCESSING SVCS INC      COM             52602E102  17,744      638,958 SH       SHARED-DEFINED  2        638,958  0      0
M & F WORLDWIDE CORP            COM             552541104   4,272      213,576 SH       SHARED-DEFINED  1        213,576  0      0
M & F WORLDWIDE CORP            COM             552541104   6,245      312,272 SH       SHARED-DEFINED  2        312,272  0      0
MILLIPORE CORP                  COM             601073109   2,036       29,002 SH       SHARED-DEFINED  1         29,002  0      0
MILLIPORE CORP                  COM             601073109   2,983       42,486 SH       SHARED-DEFINED  2         42,486  0      0
MORGAN STANLEY                  COM NEW         617446448   7,826      274,490 SH       SHARED-DEFINED  1        274,490  0      0
MORGAN STANLEY                  COM NEW         617446448  11,572      405,910 SH       SHARED-DEFINED  2        405,910  0      0
NALCO HOLDING COMPANY           COM             62985Q101   5,756      341,799 SH       SHARED-DEFINED  1        341,799  0      0
NALCO HOLDING COMPANY           COM             62985Q101   8,736      518,781 SH       SHARED-DEFINED  2        518,781  0      0
PEOPLES UNITED FINANCIAL INC    COM             712704105   7,861      521,602 SH       SHARED-DEFINED  1        521,602  0      0
PEOPLES UNITED FINANCIAL INC    COM             712704105  12,544      832,404 SH       SHARED-DEFINED  2        832,404  0      0
PEPSICO INC                     COM             713448108   1,039       18,901 SH       SHARED-DEFINED  1         18,901  0      0
PEPSICO INC                     COM             713448108   1,660       30,199 SH       SHARED-DEFINED  2         30,199  0      0
PHARMERICA CORP                 COM             71714F104   5,449      277,610 SH       SHARED-DEFINED  1        277,610  0      0
PHARMERICA CORP                 COM             71714F104   8,697      443,069 SH       SHARED-DEFINED  2        443,069  0      0
QUALCOMM INC                    COM             747525103   6,846      151,451 SH       SHARED-DEFINED  1        151,451  0      0
QUALCOMM INC                    COM             747525103  10,927      241,755 SH       SHARED-DEFINED  2        241,755  0      0
SPDR GOLD TRUST                 GOLD SHS        78463V107   2,996       32,862 SH       SHARED-DEFINED  1         32,862  0      0
SPDR GOLD TRUST                 GOLD SHS        78463V107   4,611       50,574 SH       SHARED-DEFINED  2         50,574  0      0
STAPLES INC                     COM             855030102   9,360      463,823 SH       SHARED-DEFINED  1        463,823  0      0
STAPLES INC                     COM             855030102  14,939      740,266 SH       SHARED-DEFINED  2        740,266  0      0
TAKE-TWO INTERACTIVE SOFTWAR    COM             874054109   2,056      217,064 SH       SHARED-DEFINED  1        217,064  0      0
TAKE-TWO INTERACTIVE SOFTWAR    COM             874054109   3,281      346,436 SH       SHARED-DEFINED  2        346,436  0      0
TRANSDIGM GROUP INC             COM             893641100  16,367      452,119 SH       SHARED-DEFINED  1        452,119  0      0
TRANSDIGM GROUP INC             COM             893641100  24,831      685,937 SH       SHARED-DEFINED  2        685,937  0      0
UNION PAC CORP                  COM             907818108   4,126       79,258 SH       SHARED-DEFINED  1         79,258  0      0
UNION PAC CORP                  COM             907818108   6,039      115,992 SH       SHARED-DEFINED  2        115,992  0      0
WYNDHAM WORLDWIDE CORP          COM             98310W108  14,452    1,192,395 SH       SHARED-DEFINED  1      1,192,395  0      0
WYNDHAM WORLDWIDE CORP          COM             98310W108  22,493    1,855,862 SH       SHARED-DEFINED  2      1,855,862  0      0



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